Inventories - Schedule of Inventory, Current (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 0	$ 814
Finished goods	28,638	53,130
Inventory, net	$ 28,638	$ 53,944